Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth & Income Portfolio
March 31, 2022
VIPGI-NPRT1-0522
1.799851.118
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	107,900	5,192,624
Elisa Corp. (A Shares)	29,400	1,776,447
Verizon Communications, Inc.	196,080	9,988,315
		16,957,386
Entertainment - 2.0%
Activision Blizzard, Inc.	43,000	3,444,730
Nintendo Co. Ltd. ADR	93,100	5,856,921
The Walt Disney Co. (b)	118,900	16,308,324
Universal Music Group NV	442,600	11,846,507
Warner Music Group Corp. Class A	97,200	3,679,020
		41,135,502
Media - 3.1%
Comcast Corp. Class A	1,072,562	50,217,353
Interpublic Group of Companies, Inc.	404,500	14,339,525
		64,556,878
TOTAL COMMUNICATION SERVICES		122,649,766
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.5%
BorgWarner, Inc.	272,280	10,591,692
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs, Inc.	26,300	5,832,814
Marriott International, Inc. Class A (b)	27,500	4,833,125
Starbucks Corp.	36,200	3,293,114
		13,959,053
Household Durables - 0.5%
Sony Group Corp. sponsored ADR	31,400	3,225,094
Whirlpool Corp. (c)	35,100	6,064,578
		9,289,672
Specialty Retail - 1.1%
Lowe's Companies, Inc.	114,817	23,214,849
Williams-Sonoma, Inc.	2,900	420,500
		23,635,349
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	22,602	1,936,268
Tapestry, Inc.	900	33,435
		1,969,703
TOTAL CONSUMER DISCRETIONARY		59,445,469
CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Diageo PLC sponsored ADR	54,500	11,071,130
Keurig Dr. Pepper, Inc.	252,200	9,558,380
Pernod Ricard SA	16,000	3,527,610
Remy Cointreau SA	9,368	1,937,946
The Coca-Cola Co.	346,253	21,467,686
		47,562,752
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	11,500	518,082
Costco Wholesale Corp.	200	115,170
Sysco Corp.	196,400	16,036,060
Walmart, Inc.	50,100	7,460,892
		24,130,204
Food Products - 0.3%
Lamb Weston Holdings, Inc.	84,800	5,080,368
Household Products - 0.3%
Colgate-Palmolive Co.	16,100	1,220,863
Kimberly-Clark Corp.	3,200	394,112
Spectrum Brands Holdings, Inc.	57,900	5,136,888
		6,751,863
Tobacco - 2.7%
Altria Group, Inc.	917,700	47,949,825
Swedish Match Co. AB	1,081,800	8,155,150
		56,104,975
TOTAL CONSUMER STAPLES		139,630,162
ENERGY - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
Canadian Natural Resources Ltd.	130,700	8,093,018
Cenovus Energy, Inc. (Canada)	1,459,404	24,328,264
Enterprise Products Partners LP	26,500	683,965
Exxon Mobil Corp.	1,476,900	121,977,171
Hess Corp. (d)	327,000	35,002,080
Imperial Oil Ltd.	109,700	5,308,843
Kosmos Energy Ltd. (b)	1,088,030	7,822,936
Phillips 66 Co.	62,500	5,399,375
Tourmaline Oil Corp.	222,900	10,270,000
		218,885,652
FINANCIALS - 17.2%
Banks - 12.2%
Bank of America Corp.	1,594,312	65,717,541
JPMorgan Chase & Co.	133,032	18,134,922
M&T Bank Corp.	29,900	5,068,050
PNC Financial Services Group, Inc.	136,372	25,153,815
Truist Financial Corp.	352,304	19,975,637
U.S. Bancorp	263,198	13,988,974
Wells Fargo & Co.	2,128,079	103,126,708
		251,165,647
Capital Markets - 3.4%
Ashmore Group PLC	314,500	960,970
Brookfield Asset Management, Inc. Class A	75,345	4,262,267
Intercontinental Exchange, Inc.	3,200	422,784
KKR & Co. LP	126,693	7,407,740
Morgan Stanley	86,583	7,567,354
Northern Trust Corp.	198,845	23,155,500
Raymond James Financial, Inc.	102,750	11,293,253
S&P Global, Inc.	300	123,054
State Street Corp.	169,079	14,730,162
		69,923,084
Consumer Finance - 0.3%
Discover Financial Services	54,800	6,038,412
Insurance - 1.0%
American Financial Group, Inc.	10,500	1,529,010
Brookfield Asset Management Reinsurance Partners Ltd.	548	31,346
Chubb Ltd.	31,100	6,652,290
Marsh & McLennan Companies, Inc.	41,742	7,113,672
Old Republic International Corp.	55,000	1,422,850
The Travelers Companies, Inc.	21,200	3,873,876
		20,623,044
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	62,200	2,563,262
Radian Group, Inc.	181,350	4,027,784
		6,591,046
TOTAL FINANCIALS		354,341,233
HEALTH CARE - 13.4%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (b)	48,358	786,785
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	11,700	1,384,812
Becton, Dickinson & Co.	25,576	6,803,216
Boston Scientific Corp. (b)	319,400	14,146,226
GN Store Nord A/S	12,500	618,484
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	188,882	5,766,567
Sonova Holding AG	6,040	2,533,525
		31,252,830
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	199,700	11,322,990
Cigna Corp.	94,490	22,640,749
CVS Health Corp.	213,464	21,604,691
Humana, Inc.	9,300	4,047,081
McKesson Corp. (d)	81,188	24,854,082
UnitedHealth Group, Inc.	59,700	30,445,209
		114,914,802
Life Sciences Tools & Services - 0.3%
Danaher Corp.	18,500	5,426,605
Pharmaceuticals - 6.0%
Bayer AG	283,233	19,372,881
Bristol-Myers Squibb Co.	504,300	36,829,029
Eli Lilly & Co.	21,000	6,013,770
GlaxoSmithKline PLC sponsored ADR	505,294	22,010,607
Johnson & Johnson	155,659	27,587,445
Sanofi SA sponsored ADR	80,700	4,143,138
UCB SA	62,300	7,474,306
Viatris, Inc.	22,500	244,800
		123,675,976
TOTAL HEALTH CARE		276,056,998
INDUSTRIALS - 16.1%
Aerospace & Defense - 2.9%
Airbus Group NV	82,100	9,906,883
General Dynamics Corp.	34,700	8,368,946
Huntington Ingalls Industries, Inc.	25,800	5,145,552
MTU Aero Engines AG	13,000	3,030,129
Raytheon Technologies Corp.	46,587	4,615,374
Safran SA	30,200	3,555,613
The Boeing Co. (b)	130,100	24,914,150
		59,536,647
Air Freight & Logistics - 2.1%
DSV A/S	8,400	1,624,634
Expeditors International of Washington, Inc.	2,095	216,120
FedEx Corp.	26,700	6,178,113
United Parcel Service, Inc. Class B	163,772	35,122,543
		43,141,410
Airlines - 0.0%
Copa Holdings SA Class A (b)	7,200	602,208
Building Products - 0.3%
A.O. Smith Corp.	16,700	1,066,963
Johnson Controls International PLC	96,700	6,340,619
		7,407,582
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	253,600	8,248,111
Healthcare Services Group, Inc. (c)	180,700	3,355,599
Ritchie Bros. Auctioneers, Inc.	4,000	236,260
		11,839,970
Electrical Equipment - 1.0%
Acuity Brands, Inc.	34,300	6,492,990
Hubbell, Inc. Class B	33,179	6,097,305
Regal Rexnord Corp.	5,400	803,412
Rockwell Automation, Inc.	5,100	1,428,153
Vertiv Holdings Co. (c)	392,200	5,490,800
		20,312,660
Industrial Conglomerates - 5.3%
3M Co.	31,200	4,645,056
General Electric Co.	1,154,331	105,621,287
		110,266,343
Machinery - 1.9%
Allison Transmission Holdings, Inc.	74,000	2,905,240
Caterpillar, Inc.	9,800	2,183,636
Cummins, Inc.	14,000	2,871,540
Donaldson Co., Inc.	155,200	8,059,536
Epiroc AB (A Shares)	8,400	179,666
Flowserve Corp.	85,300	3,062,270
Fortive Corp.	67,400	4,106,682
Kardex AG	1,700	390,942
Nordson Corp.	24,500	5,563,460
Otis Worldwide Corp.	22,643	1,742,379
PACCAR, Inc.	22,500	1,981,575
Stanley Black & Decker, Inc.	15,400	2,152,766
Westinghouse Air Brake Tech Co.	35,321	3,396,821
		38,596,513
Professional Services - 0.5%
Equifax, Inc.	15,000	3,556,500
RELX PLC (London Stock Exchange)	215,453	6,704,414
Robert Half International, Inc.	2,600	296,868
		10,557,782
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	205,938	10,391,631
Trading Companies & Distributors - 0.9%
Brenntag SE	16,500	1,338,684
Fastenal Co.	32,300	1,918,620
MSC Industrial Direct Co., Inc. Class A	2,000	170,420
Watsco, Inc.	50,292	15,320,955
		18,748,679
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	12,500	2,083,754
TOTAL INDUSTRIALS		333,485,179
INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	26,300	4,704,807
IT Services - 4.4%
Amadeus IT Holding SA Class A (b)	140,500	9,135,044
DXC Technology Co. (b)	29,500	962,585
Edenred SA	187,400	9,312,421
Fidelity National Information Services, Inc.	117,200	11,769,224
Genpact Ltd.	137,000	5,960,870
Global Payments, Inc.	30,300	4,146,252
IBM Corp.	49,700	6,461,994
MasterCard, Inc. Class A	8,500	3,037,730
Unisys Corp. (b)	210,696	4,553,141
Visa, Inc. Class A	157,376	34,901,276
		90,240,537
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	38,100	6,293,358
Applied Materials, Inc.	33,900	4,468,020
Intel Corp.	175,200	8,682,912
Lam Research Corp.	6,900	3,709,509
Marvell Technology, Inc.	91,800	6,582,978
NXP Semiconductors NV	52,000	9,624,160
Qualcomm, Inc.	205,661	31,429,114
Teradyne, Inc.	19,800	2,340,954
		73,131,005
Software - 7.8%
Intuit, Inc.	8,000	3,846,720
Microsoft Corp.	441,718	136,186,077
Open Text Corp.	42,600	1,806,364
SAP SE sponsored ADR (c)	142,800	15,845,088
Temenos Group AG	29,740	2,864,412
		160,548,661
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc. (d)	414,632	72,398,894
FUJIFILM Holdings Corp.	16,300	994,951
Samsung Electronics Co. Ltd.	41,980	2,396,970
		75,790,815
TOTAL INFORMATION TECHNOLOGY		404,415,825
MATERIALS - 2.8%
Chemicals - 0.7%
DuPont de Nemours, Inc.	176,400	12,979,512
PPG Industries, Inc.	19,300	2,529,651
		15,509,163
Metals & Mining - 2.1%
First Quantum Minerals Ltd.	317,500	10,991,801
Freeport-McMoRan, Inc.	467,700	23,263,398
Glencore Xstrata PLC	1,349,800	8,782,756
		43,037,955
TOTAL MATERIALS		58,547,118
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	35,300	8,868,066
Equinix, Inc.	200	148,324
Public Storage	700	273,196
Simon Property Group, Inc.	97,900	12,879,724
		22,169,310
UTILITIES - 1.1%
Electric Utilities - 1.0%
Constellation Energy Corp.	12,333	693,731
Duke Energy Corp.	30,000	3,349,800
Entergy Corp.	32,900	3,841,075
Exelon Corp.	37,000	1,762,310
Southern Co.	139,700	10,129,647
		19,776,563
Multi-Utilities - 0.1%
Sempra Energy	17,900	3,009,348
TOTAL UTILITIES		22,785,911
TOTAL COMMON STOCKS (Cost $1,248,398,078)		2,012,412,623

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	40,000	2,125,200
Boston Scientific Corp. Series A, 5.50%	23,900	2,781,004
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,390,000)		4,906,204

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $2,592,804)	3,194,000	1,929,815

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (f)	51,503,828	51,514,129
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g)	10,105,049	10,106,060
TOTAL MONEY MARKET FUNDS (Cost $61,620,189)		61,620,189

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,317,001,071)	2,080,868,831
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(16,050,772)
NET ASSETS - 100.0%	2,064,818,059

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple, Inc.	Chicago Board Options Exchange	207	3,614,427	180.00	05/20/22	(97,808)
Hess Corp.	Chicago Board Options Exchange	150	1,605,600	115.00	05/20/22	(54,750)
McKesson Corp.	Chicago Board Options Exchange	75	2,295,975	320.00	05/20/22	(45,375)

TOTAL WRITTEN OPTIONS						(197,933)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,276,378 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $7,516,002.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	17,754,902	88,881,997	55,122,770	9,821	-	-	51,514,129	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	312,435	70,004,300	60,210,675	5,581	-	-	10,106,060	0.0%
Total	18,067,337	158,886,297	115,333,445	15,402	-	-	61,620,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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